Summary of significant accounting policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Foreign currency translation
Exchange gains/(losses)	$ (8,860)	¥ (57,395,000)	¥ (28,980,000)	¥ 92,761,000
Foreign currency translation adjustments	$ 182,538	¥ 1,182,445,000	(121,612,000)	(137,921,000)
Convenience translation
Convenience translation rate (RMB to USD)	6.4778	6.4778
Short-term investments
Impairment losses related to short-term investments		¥ 0	0	¥ 0
Construction in progress
Amount of construction in progress	$ 195,590		¥ 1,928,899,000		¥ 1,266,992,000
Minimum
Loan receivables, net
Loan periods extended range	1 day	1 day
Maximum
Loan receivables, net
Loan periods extended range	6 months	6 months
Electronic equipment
Property, equipment and software, net
Estimated useful lives	3 years	3 years
Office equipment
Property, equipment and software, net
Estimated useful lives	5 years	5 years
Vehicles
Property, equipment and software, net
Estimated useful lives	5 years	5 years
Logistic and warehouse equipment
Property, equipment and software, net
Estimated useful lives	5 years	5 years
Leasehold improvement
Property, equipment and software, net
Estimated useful lives	Over the shorter of the expected life of leasehold improvements or the lease term	Over the shorter of the expected life of leasehold improvements or the lease term
Software | Minimum
Property, equipment and software, net
Estimated useful lives	3 years	3 years
Software | Maximum
Property, equipment and software, net
Estimated useful lives	5 years	5 years
Building
Property, equipment and software, net
Estimated useful lives	40 years	40 years
Building improvement | Minimum
Property, equipment and software, net
Estimated useful lives	5 years	5 years
Building improvement | Maximum
Property, equipment and software, net
Estimated useful lives	10 years	10 years